Additional Details to the Statement of Profit or Loss and Comprehensive Profit or Loss	12 Months Ended
Dec. 31, 2023
Additional Details to the Statement of Profit or Loss and Comprehensive Profit or Loss [Abstract]
ADDITIONAL DETAILS TO THE STATEMENT OF PROFIT OR LOSS AND COMPREHENSIVE PROFIT OR LOSS

NOTE 28:     ADDITIONAL DETAILS TO THE STATEMENT OF PROFIT OR LOSS AND COMPREHENSIVE PROFIT OR LOSS (Restated)

Cost of revenues

	Year ended December 31,
	2023	2022
Energy and infrastructure	(78,942)	(56,415)
Depreciation and amortization	(84,785)	(72,420)
Purchases of electrical components	(2,580)	(1,759)
Electrician salaries and payroll taxes	(1,561)	(1,316)
	(167,868)	(131,910)

General and administrative expenses

	Year ended December 31,
	2023	2022
Salaries and share-based payments	(24,105)	(30,040)
Professional services	(7,608)	(10,051)
Insurance, duties and other	(5,668)	(9,370)
Travel, motor vehicle and meals	(1,018)	(1,152)
Hosting and telecommunications	(402)	(560)
Advertising and promotion	(491)	(333)
	(39,292)	(51,506)

Net financial income (expenses)

	Year ended December 31,
	Notes	2023 (restated - Note 3e)	2022
(Loss) gain on revaluation of warrants		(42,974)	63,406
Gain on disposition of marketable securities	a	12,245	51,649
Gain on extinguishment of long-term debt and lease liabilities	b	12,835	—
Interest income		1,420	456
Loss on foreign exchange		(7,842)	(2,945)
Interest on credit facility and long-term debt		(2,688)	(12,770)
Warrant issuance costs		(2,000)	—
Provision expense on VAT receivable	c	(5,903)	(6,750)
Interest on lease liabilities		(1,391)	(1,451)
Other financial income (expenses)		(896)	(629)
		(37,194)	90,966

a.	Gain on disposition of marketable securities

During the year ended December 31, 2023 and 2022, the Company funded its expansion in Argentina through the acquisition of marketable securities and the in-kind contribution of those securities to the Company’s subsidiary in Argentina. The subsequent disposition of those marketable securities in exchange for Argentine Pesos gave rise to a gain as the amount received in ARS exceeds the amount of ARS the Company would have received from a direct foreign currency exchange.

b.	Gain on extinguishment of the BlockFi loan and Reliz lease liability

In February 2023, the Company negotiated a settlement of its loan agreement with BlockFi with a then outstanding debt balance of $20,330 for a payment of $7,750. As a result, a gain on extinguishment of long-term debt was recognized in the amount of $12,580 during the year ended December 31, 2023.

In February 2023, the Company modified its lease agreement with Reliz Ltd. in order to settle its outstanding lease liability of $373 for a payment of $118. As a result, a gain on extinguishment of lease liabilities was recognized in the amount of $255 during the year ended December 31, 2023.

c.	Provision expense on VAT receivable

Due to the political and economic uncertainties in Argentina, the Company is uncertain when, or if at all, the Argentine VAT receivable will be settled. As a result, the Company has recorded a provision to reduce the Argentine VAT receivable to nil. The provision is classified within Net financial income (expenses) during the year ended December 31, 2023. Previously, the Argentine VAT not expected to be settled within the next 12 months was classified as a long-term receivable in Note 15 with the short-term portion included in sales tax receivable in Note 8.